TOTAL OPERATING COSTS - Restructuring Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Increase in provision for restructuring programmes (Note 21)	€ 186	€ 260	€ 17
Amount of provision reversed unused (Note 21)	(22)	(6)	(5)
Accelerated depreciation and non-cash costs	33	24	6
Other cash costs	38	8	0
Total	€ 235	€ 286	€ 18